NATIONWIDE SEPARATE ACCOUNT TRUST

                Strong NSAT Mid Cap Growth Fund (Class I Shares)
                Dreyfus NSAT Mid Cap Index Fund (Class I Shares)
                 Turner NSAT Growth Focus Fund (Class I Shares)
                Nationwide Small Cap Value Fund (Class I Shares)
                 Nationwide Small Company Fund (Class I Shares)
                Nationwide Small Cap Growth Fund (Class I Shares)
                   Nationwide Global 50 Fund (Class I Shares)
               Federated NSAT Equity Income Fund (Class I Shares)
                 J.P. Morgan NSAT Balanced Fund (Class I Shares)
                MAS NSAT Multi Sector Bond Fund (Class I Shares)
              Federated NSAT High Income Bond Fund (Class I Shares)


                 Prospectus Supplement dated December 28, 2001 to Prospectus dated May 1, 2001 (as revised October 17, 2001 and supplemented
                               December 10, 2001)


The disclosure in the prospectus regarding the Nationwide Global 50 Fund (the "Fund") is hereby amended to reflect the fact that effective January 2, 2002, Gartmore Global Partners ("GGP") will replace J.P. Morgan Investment Management Inc. ("J.P. Morgan") as the Fund's subadviser. On January 2, 2002, GGP will begin to manage the Fund and will generally manage the Fund as described below.GGP will, however, maintain a portfolio of approximately 50 securities for the Fund until the Fund changes its name to Gartmore GVIT Worldwide Leaders Fund on January 25, 2002. After the name change, the number of portfolio securities held by the Fund will be reduced to approximately 30. As a result of this subadviser change, references in the Prospectus to "J.P. Morgan Investment Management Inc." as the Fund's subadviser are deleted and replaced with "Gartmore Global Partners," effective on January 2, 2002.

The section entitled "OBJECTIVE AND PRINCIPAL STRATEGIES" on page 18 of the Prospectus is hereby deleted in its entirety and replaced with the following which reflects the Fund's new investment objective and strategies.

The  Fund  seeks  long  term  capital  growth.

Villanova Mutual Fund Capital Trust, the Fund's adviser, has chosen GGP as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of companies located throughout the world. Under normal conditions, the Fund invests in equity securities of companies from a number of countries throughout the world, including the U.S. Some of the companies will be multinational companies operating throughout the world, while others will be located in, and tied economically primarily to, one country.

GGP chooses equity securities of companies that it considers to be "leaders." Specifically, through its research process, GGP looks to evaluate which industries offer the most attractive growth rates and which companies have earnings growth potential greater than that expected by the stock markets in which the Fund's securities are traded.

A "worldwide leader" is a company located anywhere in the world that, based on GGP's assessment, is well positioned to take advantage of growth opportunities in its industry. The "worldwide leaders" in which the Fund will invest, will include equity securities of both companies that GGP believes offer long-term, strategic growth opportunities because of their strong competitive advantage within key growth segments and those of companies that GGP believes offer short-term tactical opportunities based on current circumstances. GGP will vary the combination of securities chosen for the Fund based on market conditions and the opportunities available.
Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. Beginning January 25, 2002, the Fund will typically invest in securities issued by approximately 30 companies.

GGP primarily invests in equity securities, which may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trust securities and depositary receipts for any of the foregoing.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the Statement of Additional Information for a discussion of these securities.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes offer earnings growth that exceeds market expectations; and

- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP  expects  that the Fund will have a portfolio turnover rate of 300% or more.

The "Stock market risk," "Foreign risk" and "Portfolio turnover risk" sections in the "PRINCIPAL RISKS" section on pages 18-19 remain as they currently appear in the Prospectus. The "Risk of holding a smaller number of securities," "Mid/small cap risk" and "Derivative risk" under the "PRINCIPAL RISKS" heading on pages 18-19 of the Prospectus are hereby deleted in their entirety and replaced with the following:

     NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

     MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or have a broader investment style.

The section "PRINCIPAL INVESTMENTS AND TECHNIQUES" in "MORE ABOUT THE FUNDS" beginning on page 32 of the Prospectus is hereby amended to add the Fund to list of funds which may use preferred stock, convertible securities, warrants and depositary receipts, delete the Fund from the list of Funds using derivatives and also to add the following risk disclosure with respect to the Fund:

     REITS.  (GLOBAL  50)  The  Fund may invest in real estate investment trusts
     (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITS involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible decline in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties.

The section entitled "INVESTMENT MANAGEMENT - Multi-Management Structure - THE SUBADVISERS" is hereby amended by deleting the reference listing J.P. Morgan as the subadviser to the Nationwide Global 50 Fund on page 47 and in the last paragraph on page 48, by deleting the first paragraph on page 49 and by adding the following disclosure regarding J.P. Morgan's prior subadvisory responsibilities for the Nationwide Global 50 Fund on page 48 immediately preceding the paragraph about The Dreyfus Corporation:

Prior to January 2, 2002, the Nationwide Global 50 Fund was managed by J.P. Morgan Investment Management.

The section entitled "INVESTMENT MANAGEMENT - Multi-Management Structure - THE SUBADVISERS" is hereby amended by adding the following Portfolio Manager description under Gartmore Global Partners on page 48:

NATIONWIDE GLOBAL 50 FUND: Neil Rogan is the leader of the portfolio management team responsible for the day-to-day management of the Global 50 Fund. Neil Rogan joined GGP as Head of the Asia Pacific team in September of 1997. In 2000, he became responsible for managing U.S. portfolios for GGP and is currently Head of the International Equities Team. Prior to joining GGP, Mr. Rogan served as a director and senior fund manager for Jardine Fleming Investment Management in Hong Kong from 1992 to 1997.

The "FINANCIAL HIGHLIGHTS" section beginning on page 55 of the Prospectus is amended to include the following unaudited financial highlights for each of the Funds for the period ended June 30, 2001:

Financial  Highlights  (Unaudited)

                                                          -------------  ------------  -------------  ------------
                                                                 STRONG       DREYFUS         TURNER    NATIONWIDE
                                                           NSAT MID CAP  NSAT MID CAP    NSAT GROWTH     SMALL CAP
                                                            GROWTH FUND    INDEX FUND     FOCUS FUND    VALUE FUND
                                                          -------------  ------------  -------------  ------------
                                                             Six Months    Six Months     Six Months    Six Months
                                                                  Ended         Ended          Ended         Ended
                                                               June 30,      June 30,       June 30,      June 30,
                                                                2001(a)       2001(a)        2001(a)       2001(a)
                                                            (unaudited)   (unaudited)    (unaudited)   (unaudited)
                                                          -------------  ------------  -------------  ------------

NET ASSET VALUE BEGINNING OF PERIOD                        $      16.63   $     13.55   $       5.97   $      8.70
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      (0.03)         0.04          (0.01)            -
Net realized and unrealized gain (losses) on investments          (2.26)         0.05          (1.61)          2.7
                                                           -------------  ------------  -------------  ------------
Total investment activities                                       (2.29)         0.09          (1.62)          2.7
                                                           -------------  ------------  -------------  ------------
DISTRIBUTIONS:
Net investment income                                                 -         (0.04)             -             -
                                                           -------------  ------------  -------------  ------------
Total distributions                                                   -         (0.04)             -             -
                                                           -------------  ------------  -------------  ------------
Net increase (decrease) in net asset value                        (2.29)         0.05          (1.62)          2.7
                                                           -------------  ------------  -------------  ------------

NET ASSET VALUE END OF PERIOD                              $      14.34   $     13.60   $       4.35   $     11.40
Total Return (excluding sales charges)                      (13.77)% (b)   (0.66)% (b)   (27.14)% (b)    31.03% (b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                          $    216,194   $   221,105   $     11,770   $   554,279
Ratio of expenses to average net assets                         1.00%(c)      0.65%(c)       1.35%(c)      1.05%(c)
Ratio of net investment income to average net assets          (0.46)%(c)      0.59%(c)     (0.80)%(c)    (0.02)%(c)
Ratio of expenses to average net assets *                       1.17%(c)      0.82%(c)       2.24%(c)      1.17%(c)
Portfolio turnover                                               337.32%         9.73%        525.85%        91.50%
---------------------------------------------------------  -------------  ------------  -------------  ------------

* During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursement had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.



                                                          -------------  ------------  -------------  ------------
                                                             NATIONWIDE    NATIONWIDE     NATIONWIDE     FEDERATED
                                                          SMALL COMPANY     SMALL CAP      GLOBAL 50   NSAT EQUITY
                                                                   FUND   GROWTH FUND           FUND   INCOME FUND
                                                          -------------  ------------  -------------  ------------
                                                             Six Months    Six Months     Six Months    Six Months
                                                                  Ended         Ended          Ended         Ended
                                                               June 30,      June 30,       June 30,      June 30,
                                                                2001(a)       2001(a)        2001(a)       2001(a)
                                                            (unaudited)   (unaudited)    (unaudited)   (unaudited)
                                                          -------------  ------------  -------------  ------------

NET ASSET VALUE BEGINNING OF PERIOD                        $     20.00   $     16.24   $      11.65   $     11.99
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.02         (0.03)          0.06          0.07
Net realized and unrealized gain (losses) on investments         (0.29)        (0.79)         (1.73)        (1.12)
                                                           ------------  ------------  -------------  ------------
Total investment activities                                      (0.27)        (0.82)         (1.67)        (1.05)
                                                           ------------  ------------  -------------  ------------
DISTRIBUTIONS:
Net investment income                                            (0.02)            -          (0.11)        (0.07)
                                                           ------------  ------------  -------------  ------------
Total distributions                                              (0.02)            -          (0.11)        (0.07)
                                                           ------------  ------------  -------------  ------------
Net increase (decrease) in net asset value                       (0.29)        -0.82          (1.78)        (1.12)
                                                           ------------  ------------  -------------  ------------

NET ASSET VALUE END OF PERIOD                              $     19.71   $     15.42   $       9.87   $     10.87
Total Return (excluding sales charges)                      (1.35)% (b)   (5.05)% (b)   (14.31)% (b)   (8.75)% (b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                          $   803,788   $   123,948   $     78,382   $    67,307
Ratio of expenses to average net assets                        1.22%(c)      1.30%(c)       1.20%(c)      0.95%(c)
Ratio of net investment income to average net assets           0.26%(c)    (0.51)%(c)       1.15%(c)      1.26%(c)
Ratio of expenses to average net assets *                           N/A      1.45%(c)       1.34%(c)      1.08%(c)
Portfolio turnover                                               68.17%        70.67%         71.54%        59.56%
---------------------------------------------------------  ------------  ------------  -------------  ------------

* During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursement had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.


                                                                            MAS NSAT      FEDERATED
                                                      J.P. MORGAN NSAT  MULTI SECTOR   HIGH  INCOME
                                                         BALANCED FUND     BOND FUND      BOND FUND
                                                           ------------  ------------  ------------
                                                            Six Months    Six Months     Six Months
                                                                 Ended         Ended          Ended
                                                               2001(a)       2001(a)        2001(a)
                                                           (unaudited)   (unaudited)    (unaudited)
                                                           ------------  ------------  ------------

NET ASSET VALUE BEGINNING OF PERIOD                        $     10.00   $      9.28   $      7.89
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.11          0.28           0.4
Net realized and unrealized gain (losses) on investments         (0.29)        (0.21)        (0.23)
                                                           ------------  ------------  ------------
Total investment activities                                      (0.18)         0.07          0.17
                                                           ------------  ------------  ------------
DISTRIBUTIONS:
Net investment income                                            (0.11)        (0.27)        (0.39)
                                                           ------------  ------------  ------------
Total distributions                                              (0.11)        (0.27)        (0.39)
                                                           ------------  ------------  ------------
Net increase (decrease) in net asset value                       (0.29)         (0.2)        (0.22)
                                                           ------------  ------------  ------------

NET ASSET VALUE END OF PERIOD                              $      9.71   $      9.08   $      7.67
Total Return (excluding sales charges)                      (1.65)% (b)     0.76% (b)     2.23% (b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                          $   135,581   $   157,557   $    97,822
Ratio of expenses to average net assets                        0.90%(c)      0.90%(c)      0.95%(c)
Ratio of net investment income to average net assets           2.44%(c)      6.42%(c)     10.29%(c)
Ratio of expenses to average net assets *                      1.04%(c)      1.04%(c)      1.05%(c)
Portfolio turnover                                               67.61%       189.29%        19.25%
                                                           ------------  ------------  ------------

* During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursement had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.


Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.